FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2018
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

25.    FAIR VALUE MEASUREMENT

The Group applies ASC topic 820, “Fair Value Measurements and Disclosures”. ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 – Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 – Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 – Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

In accordance with ASC 820, the available-for-sale investment of the mutual fund is classified within Level 1 as the Company measures the fair value using quoted trading prices that are published on a regular basis. The available-for-sale investment in convertible loan of investee D is classified within Level 3 and determined based on option pricing model using the discount curve of market interest rates. The fair value of the investment was determined by management with the assistance of an independent third-party valuation firm.

Investment in the
Investee D
RMB’000

Fair value at January 1, and December 31, 2016	3,973
Other than temporary impairment	(3,973)

Fair value at December 31, 2017 and 2018	—
Fair value at December 31, 2018 (US$’000)	—

The Group's valuation techniques used to measure the fair value was derived from management’s assumptions of estimations. Changes in the fair value of the available-for-sale investment will be recorded in other comprehensive income/(loss).